COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Commitments And Contingencies
20.	COMMITMENTS AND CONTINGENCIES
Finance Leases as Lessee
The Company’s furniture and IT equipment are held under lease arrangements. As of June 30, 2019, the net carrying amount of the furniture and IT equipment held under lease arrangements is A$65,369.
The Company’s finance lease liabilities, which are secured by the related assets held under finance leases, are classified as follows:

Finance Lease liabilities	2019
Current:	A$	48,265
Non-current:		17,104

	A$	65,369

	Minimum Lease Payment Due
	Within 1 Year	1-5 Years	After 5 Years	Total
June 30, 2019
Lease Payments	66,643	17,165	—	83,808
Finance charges	(15,282)	(3,157)	—	(18,439)
Net Present Values	51,361	14,008	—	65,369
Operating Leases as Lessee
The Company leases space under operating leases. Future minimum lease payments as of June 30, 2019 are as follows:

	Minimum Lease Payment Due
	Within 1 Year	1-5 Years	After 5 Years	Total
June 30, 2019	839,673	745,693	—	1,585,366
June 30, 2018	525,919	856,541	—	1,382,460
June 30, 2017	344,431	879,079	—	1,223,509